Capital and financial risk management - Derivative Financial Instruments (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended					2 Months Ended
	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	May 31, 2023 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Capital and financial risk management
Bonds							£ 9,646	£ 9,234
Derivatives
Capital and financial risk management
Notional amount							10,054	9,222
Fair value, derivative assets							130	88
Fair value, derivative financial liabilities							(160)	(190)
Derivatives | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							6,613	5,697
Fair value, derivative assets							113	63
Fair value, derivative financial liabilities							(120)	(117)
Derivatives | Derivatives classified as held for trading
Capital and financial risk management
Notional amount							3,441	3,525
Fair value, derivative assets							17	25
Fair value, derivative financial liabilities							(40)	(73)
Non-current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount							499	1,409
Fair value, derivative assets								20
Fair value, derivative financial liabilities							(5)	(40)
Current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount							910
Fair value, derivative financial liabilities							(31)
Current foreign exchange contracts | Derivatives classified as held for trading
Capital and financial risk management
Notional amount							2,032	2,116
Fair value, derivative assets							17	5
Fair value, derivative financial liabilities							(4)	(33)
Cash flow hedges
Capital and financial risk management
Cash flows from termination of cash flow hedges	£ (3)
Cash flow hedges | Interest rate swap contracts
Capital and financial risk management
Cash inflow on settlement of derivatives				£ 206
Cash flow hedges | Non-current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							175
Fair value, derivative financial liabilities							(2)
Cash flow hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							538	437
Fair value, derivative assets							13	14
Fair value, derivative financial liabilities							(17)	(5)
Fair value hedges | Non-current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							2,445	3,210
Fair value, derivative financial liabilities							(63)	(109)
Fair value hedges | Current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							1,396
Fair value, derivative financial liabilities							(18)
Net investment hedges
Capital and financial risk management
Balance in foreign currency translation reserve in relation to continuing hedges							(155)	(77)
Net investment hedges | Non-current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount								910
Fair value, derivative assets								44
Net investment hedges | Current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							910
Fair value, derivative assets							61
Net investment hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							1,149	1,140
Fair value, derivative assets							39	5
Fair value, derivative financial liabilities							(20)	(3)
Net investment hedges | Euro bonds
Capital and financial risk management
Hedging instrument, liabilities							£ 2,062	£ 1,503
Interest rate swap contracts | Fair value hedges
Capital and financial risk management
Bonds converted		€ 750	$ 1,750		€ 850	$ 1,400